General and administrative expenses	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
General and administrative expenses
General and administrative expenses
General and administrative expenses primarily represent employee benefit expenses, professional fees and administrative fees payable to SSH under our administrative services agreement (as described in Note 17).
Employee benefit expenses consist of:

	For the year ended December 31,
In thousands of U.S. dollars	2018	2017	2016
Short term employee benefits (salaries)	$9,605	$9,196	$12,330
Share based compensation (see Note 16)	25,547	22,385	30,207
	$35,152	$31,581	$42,537